UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund Schedule of Investments November 30, 2007
	Yield [1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (28.2%)

[2,3] Federal Farm Credit Bank	5.104%	1/7/2008	74,000	73,994
[2] Federal Home Loan Bank	4.410%	12/5/2007	1,290,000	1,289,370
[2] Federal Home Loan Bank	4.721%	12/7/2007	53,000	52,959
[2] Federal Home Loan Bank	4.724%	12/12/2007	50,266	50,194
[2] Federal Home Loan Bank	4.719%-4.724%	12/19/2007	1,004,834	1,002,483
[2,3] Federal Home Loan Bank	5.438%	12/19/2007	295,000	294,966
[2,3] Federal Home Loan Bank	5.060%	12/24/2007	378,000	377,911
[2,3] Federal Home Loan Bank	4.933%	1/24/2008	195,000	194,933
[2] Federal Home Loan Bank	5.137%	1/25/2008	46,869	46,510
[2] Federal Home Loan Bank	5.135%	2/6/2008	148,000	146,621
[2,3] Federal Home Loan Bank	5.385%	3/5/2008	1,917,000	1,916,888
[2] Federal Home Loan Mortgage Corp.	4.361%	12/3/2007	60,500	60,485
[2] Federal Home Loan Mortgage Corp.	4.362%	12/5/2007	29,435	29,421
[2,3] Federal Home Loan Mortgage Corp.	5.030%	12/27/2007	4,245,000	4,242,800
[2,3] Federal Home Loan Mortgage Corp.	5.071%	12/31/2007	3,425,000	3,423,898
[2] Federal Home Loan Mortgage Corp.	4.688%	1/7/2008	700,000	696,680
[2] Federal Home Loan Mortgage Corp.	5.133%	1/28/2008	145,406	144,233
[2] Federal Home Loan Mortgage Corp.	4.568%	3/24/2008	154,373	152,188
[2] Federal Home Loan Mortgage Corp.	4.572%	3/31/2008	14,599	14,380
[2] Federal Home Loan Mortgage Corp.	4.263%-4.337%	5/5/2008	399,180	391,893
[2] Federal Home Loan Mortgage Corp.	4.301%-4.306%	5/19/2008	1,156,500	1,133,502
[2] Federal Home Loan Mortgage Corp.	4.964%	7/21/2008	183,002	177,388
[2] Federal Home Loan Mortgage Corp.	4.896%	8/18/2008	322,635	311,711
[2,3] Federal National Mortgage Assn.	5.030%	12/27/2007	737,000	736,618
[2,3] Federal National Mortgage Assn.	5.073%	1/7/2008	2,700,000	2,698,552
[2] Federal National Mortgage Assn.	4.390%-5.135%	1/30/2008	1,090,046	1,081,600
[2] Federal National Mortgage Assn.	4.569%	3/26/2008	254,028	250,369
[2] Federal National Mortgage Assn.	4.929%	7/18/2008	295,000	286,123
[2] Federal National Mortgage Assn.	4.933%-4.943%	7/25/2008	345,012	334,312
U.S. Treasury Bill	3.882%	12/13/2007	620,000	619,200
U.S. Treasury Bill	3.993%	2/28/2008	500,000	495,148
U.S. Treasury Bill	4.022%	3/6/2008	490,000	484,839
U.S. Treasury Bill	3.521%	5/22/2008	3,000,000	2,950,118
U.S. Treasury Bill	3.397%	5/29/2008	2,000,000	1,966,600

Total U.S. Government and Agency Obligations
(Cost $28,128,887)				28,128,887

Commercial Paper (20.8%)

Finance—Auto (0.6%)
Toyota Motor Credit Corp.	4.835%	12/3/2007	202,000	201,946
Toyota Motor Credit Corp.	4.849%	12/17/2007	320,000	319,316
Toyota Motor Credit Corp.	4.593%	5/13/2008	98,000	95,996

				617,258

Finance—Other (1.0%)
American Express Credit Corp.	4.834%-4.846%	12/3/2007	270,000	269,928
General Electric Capital Corp.	5.250%	12/19/2007	748,000	746,063

				1,015,991

Foreign Banks (12.4%)
[4] Australia & New Zealand Banking Group, Ltd.	4.717%	1/31/2008	59,250	58,782
[4] Australia & New Zealand Banking Group, Ltd.	4.709%	2/4/2008	145,000	143,783
[4] Australia & New Zealand Banking Group, Ltd.	4.681%	2/11/2008	122,000	120,873
[4] Australia & New Zealand Banking Group, Ltd.	4.984%	2/22/2008	112,000	110,730
CBA (Delaware) Finance Inc.	4.678%-5.580%	12/17/2007	611,580	610,104
CBA (Delaware) Finance Inc.	4.901%	2/19/2008	190,000	187,957
[4] Danske Corp.	5.575%	12/10/2007	171,075	170,840
[4] Danske Corp.	5.112%-5.639%	12/14/2007	525,000	524,028
[4] Danske Corp.	5.136%	12/19/2007	256,000	255,351
[4] Danske Corp.	5.456%	12/20/2007	492,000	490,603
[4] Danske Corp.	4.728%	1/31/2008	220,000	218,259
4 Danske Corp.	4.730%	2/4/2008	300,000	297,470
Dexia Delaware LLC	5.042%	12/4/2007	453,000	452,811
Dexia Delaware LLC	4.707%	12/14/2007	490,000	489,172
Dexia Delaware LLC	5.141%	12/19/2007	1,000,000	997,463
Dexia Delaware LLC	5.142%	12/21/2007	500,000	498,590
ING (U.S.) Funding LLC	4.943%-4.953%	1/25/2008	178,000	176,671
[4] National Australia Funding (Delaware)	4.531%	12/3/2007	833,000	832,791
Santander Centro Hispanic	5.094%	12/5/2007	164,000	163,908
Santander Centro Hispanic	4.992%	12/18/2007	160,000	159,626
Santander Centro Hispanic	5.167%	12/21/2007	97,000	96,725
Santander Centro Hispanic	5.515%	3/13/2008	614,000	604,575
Societe Generale N.A. Inc.	4.951%	1/22/2008	37,699	37,433
Societe Generale N.A. Inc.	4.952%	1/23/2008	284,500	282,452
Societe Generale N.A. Inc.	4.846%	2/1/2008	300,000	297,528
Svenska Handelsbanken, Inc.	5.097%	12/10/2007	400,000	399,495
Svenska Handelsbanken, Inc.	4.722%	2/1/2008	250,000	247,991
UBS Finance (Delaware), LLC	5.505%	2/13/2008	500,000	494,471
UBS Finance (Delaware), LLC	5.499%	3/12/2008	690,500	680,033
[4] Westpac Banking Corp.	5.619%-5.639%	12/14/2007	570,000	568,857
[4] Westpac Banking Corp.	4.942%	1/24/2008	502,000	498,325
[4] Westpac Banking Corp.	4.839%-4.901%	1/25/2008	496,040	492,376
[4] Westpac Banking Corp.	4.748%	2/1/2008	294,000	291,625
[4] Westpac Banking Corp.	4.657%	4/30/2008	395,000	387,462

				12,339,160

Foreign Industrial (4.8%)
[4] AstraZeneca PLC	4.901%-4.914%	12/10/2007	96,500	96,383
[4] AstraZeneca PLC	4.921%	1/22/2008	85,000	84,403
[4] AstraZeneca PLC	4.890%	1/23/2008	183,500	182,195
[4] AstraZeneca PLC	4.894%	1/28/2008	100,000	99,222
[4] AstraZeneca PLC	4.799%-4.865%	2/1/2008	146,000	144,803
[4] Astrazeneca PLC	4.801%	2/4/2008	146,000	144,751
[4] BP Capital Markets PLC	4.845%	2/4/2008	51,000	50,561
[4] BP Capital Markets PLC	4.518%	3/14/2008	68,000	67,126
[4] BP Capital Markets PLC	4.573%	3/28/2008	156,000	153,699
[4] BP Capital Markets PLC	4.512%	4/28/2008	98,000	96,207
[4] BP Capital Markets PLC	4.513%-4.572%	4/30/2008	330,000	323,809
[4] GlaxoSmithKline Finance PLC	4.779%	12/10/2007	183,000	182,783
[4] Nestle Capital Corp.	5.358%	1/22/2008	98,000	97,258
[4] Nestle Capital Corp.	4.797%	1/23/2008	38,000	37,735
[4] Nestle Capital Corp.	4.814%	2/4/2008	69,682	69,086
[4] Nestle Capital Corp.	4.815%	2/6/2008	20,000	19,824
[4] Nestle Capital Corp.	5.339%	2/20/2008	492,000	486,244
[4] Nestle Capital Corp.	5.340%	2/21/2008	490,000	484,196
[4] Nestle Capital Corp.	5.353%	2/28/2008	492,000	485,663
[4] Nestle Capital Corp.	4.833%	3/4/2008	51,900	51,258
[4] Nestle Capital Corp.	4.494%	5/2/2008	48,700	47,789
[4] Nestle Capital Corp.	4.505%	5/21/2008	53,641	52,513
[4] Procter & Gamble International Funding SCA	4.573%	1/31/2008	50,000	49,617
[4] Procter & Gamble International Funding SCA	4.517%	2/4/2008	28,845	28,612
[4] Procter & Gamble International Funding SCA	4.519%	2/8/2008	44,434	44,053
[4] Procter & Gamble International Funding SCA	4.521%	2/11/2008	51,000	50,544
[4] Procter & Gamble International Funding SCA	4.522%	2/14/2008	26,400	26,154
[4] Procter & Gamble International Funding SCA	4.522%-4.523%	2/15/2008	125,000	123,820
[4] Procter & Gamble International Funding SCA	4.526%	2/20/2008	8,250	8,167
[4] Procter & Gamble International Funding SCA	4.526%	2/22/2008	123,000	121,732
[4] Procter & Gamble International Funding SCA	4.527%	2/25/2008	80,000	79,146
[4] Procter & Gamble International Funding SCA	4.569%	2/27/2008	43,000	42,527
[4] Procter & Gamble International Funding SCA	4.530%-4.569%	2/28/2008	32,390	32,030
[4] Total Capital	4.505%-4.515%	12/10/2007	383,500	383,069
[4] Total Capital	4.778%	12/17/2007	295,000	294,379

				4,741,358

Industrial (1.8%)
Chevron Funding Corp.	4.785%	12/3/2007	150,000	149,960
Chevron Funding Corp.	4.723%	12/17/2007	50,000	49,896
[4] Coca Cola Co.	4.699%	1/28/2008	178,000	176,669
[4] IBM International Group Capital LLC	4.815%	1/18/2008	12,000	11,924
[4] IBM International Group Capital LLC	4.736%	1/22/2008	124,200	123,360
[4] IBM International Group Capital LLC	4.695%	1/25/2008	49,000	48,653
[4] Pfizer Inc.	4.511%	5/15/2008	177,000	173,401
[4] Procter & Gamble Co.	4.516%	2/4/2008	150,000	148,789
[4] Procter & Gamble Co.	4.522%	2/14/2008	15,000	14,860
[4] Wal-Mart Stores, Inc.	4.737%	1/23/2008	110,000	109,242
[4] Wal-Mart Stores, Inc.	4.800%	1/29/2008	253,900	251,932
[4] Wal-Mart Stores, Inc.	4.531%	2/19/2008	117,000	115,835
[4] Wal-Mart Stores, Inc.	4.518%-4.536%	2/26/2008	454,966	450,051

				1,824,572

Insurance (0.2%)
AIG Funding Inc.	4.801%	2/4/2008	100,000	99,142
AIG Funding Inc.	4.799%	2/5/2008	145,000	143,737

				242,879

Total Commercial Paper
(Cost $20,781,218)				20,781,218

Certificates of Deposit (28.1%)

Certificates of Deposit—U.S. Banks (4.3%)
HSBC Bank USA, NA	4.680%	2/4/2008	198,000	198,000
State Street Bank & Trust	5.550%	12/12/2007	200,000	200,000
State Street Bank & Trust	5.450%	12/18/2007	150,000	150,000
State Street Bank & Trust	5.050%	12/19/2007	500,000	500,000
State Street Bank & Trust	5.400%	2/25/2008	250,000	250,000
State Street Bank & Trust	5.400%	2/26/2008	200,000	200,000
State Street Bank & Trust	5.400%	2/28/2008	493,000	493,000
Wachovia Bank NA	4.900%	4/30/2008	350,000	350,000
Wachovia Bank NA	4.800%	5/27/2008	1,960,000	1,960,000

				4,301,000

Yankee Certificates of Deposit—U.S. Branches (23.8%)
Abbey National Treasury Services PLC (Stamford Branch)	4.830%	1/25/2008	920,000	920,000
Abbey National Treasury Services PLC (Stamford Branch)	4.740%	2/1/2008	200,000	200,000
Abbey National Treasury Services PLC (Stamford Branch)	4.730%	2/4/2008	100,000	100,000
BNP Paribas (New York Branch)	4.550%	12/3/2007	1,000,000	1,000,000
BNP Paribas (New York Branch)	4.970%	2/20/2008	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.940%	1/24/2008	125,000	125,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.950%	1/25/2008	300,000	300,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	4.680%	5/1/2008	440,000	440,000
Bank of Montreal (Chicago Branch)	5.600%	12/17/2007	413,000	413,000
Bank of Montreal (Chicago Branch)	5.620%	12/17/2007	331,000	331,000
Bank of Nova Scotia (Portland Branch)	4.720%	2/1/2008	685,000	685,000
Barclays Bank PLC (New York Branch)	4.850%	3/25/2008	1,000,000	1,000,000
Barclays Bank PLC (New York Branch)	4.720%	4/30/2008	100,000	100,000
Calyon (New York Branch)	4.820%	1/29/2008	300,000	300,000
Calyon (New York Branch)	4.900%	2/1/2008	500,000	500,000
Canadian Imperial Bank of Commerce (New York Branch)	4.500%	12/3/2007	494,500	494,500
Canadian Imperial Bank of Commerce (New York Branch)	5.000%	12/17/2007	160,000	160,000
Canadian Imperial Bank of Commerce (New York Branch)	5.430%	12/17/2007	160,000	160,000
Canadian Imperial Bank of Commerce (New York Branch)	4.740%	2/1/2008	196,000	196,000
Canadian Imperial Bank of Commerce (New York Branch)	4.740%	2/1/2008	100,000	100,000
Canadian Imperial Bank of Commerce (New York Branch)	4.960%	2/19/2008	390,000	390,000
Credit Suisse (New York Branch)	5.480%	3/7/2008	492,000	492,000
Credit Suisse (New York Branch)	5.480%	3/10/2008	393,000	393,000
Credit Suisse (New York Branch)	5.330%	3/17/2008	495,000	495,000
Deutsche Bank AG (New York Branch)	4.700%	2/1/2008	1,500,000	1,500,000
Fortis Bank NV-SA (New York Branch)	4.800%	1/28/2008	600,000	600,000
Fortis Bank NV-SA (New York Branch)	4.750%	1/29/2008	300,000	300,000
Fortis Bank NV-SA (New York Branch)	5.300%	2/11/2008	200,000	200,000
Fortis Bank NV-SA (New York Branch)	4.900%	2/19/2008	750,000	750,000
Fortis Bank NV-SA (New York Branch)	4.680%	4/1/2008	195,000	195,000
HBOS Treasury Services PLC (New York Branch)	5.600%	1/14/2008	500,000	500,000
HBOS Treasury Services PLC (New York Branch)	5.500%	3/14/2008	550,000	550,000
KBC Bank N.V. (New York Branch)	4.700%	2/4/2008	492,000	492,000
Lloyds TSB Bank PLC (New York Branch)	4.850%	1/24/2008	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	4.550%	12/3/2007	1,250,000	1,250,000
Nordea Bank Finland PLC (New York Branch)	5.000%	2/21/2008	500,000	500,000
Rabobank Nederland (New York Branch)	4.950%	1/22/2008	500,000	500,000
Rabobank Nederland (New York Branch)	5.295%	1/30/2008	197,000	196,933
Rabobank Nederland (New York Branch)	5.080%	3/3/2008	1,000,000	1,000,000
Royal Bank of Scotland PLC (New York Branch)	5.600%	12/17/2007	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	4.800%	2/1/2008	225,000	225,000
Societe Generale (New York Branch)	5.420%	12/18/2007	197,000	197,000
Svenska Handelsbanken, AB (New York Branch)	4.740%	2/1/2008	650,000	650,000
Svenska Handelsbanken, AB (New York Branch)	5.440%	3/4/2008	750,000	750,000
Toronto Dominion (New York Branch)	4.750%	12/3/2007	300,000	300,000
Toronto Dominion (New York Branch)	4.730%	12/4/2007	686,346	686,346
UBS AG (Stamford Branch)	5.510%	2/11/2008	600,000	600,000
UBS AG (Stamford Branch)	5.500%	3/12/2008	550,000	550,000

				23,786,779

Total Certificates of Deposit
(Cost $28,087,779)				28,087,779

Eurodollar Certificates of Deposit (14.4%)

ABN-AMRO Bank NV	5.650%	12/17/2007	500,000	500,000
ABN-AMRO Bank NV	5.010%	1/24/2008	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria, SA	5.500%	12/20/2007	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA	5.220%	12/21/2007	490,000	490,000
Barclays Bank PLC	5.480%	3/11/2008	485,000	485,000
Barclays Bank PLC	5.530%	3/14/2008	220,000	220,000
Barclays Bank PLC	5.332%	3/19/2008	500,000	500,000
Credit Agricole S.A.	5.080%	2/29/2008	700,000	700,000
HBOS Treasury Services PLC	5.500%	3/14/2008	1,330,000	1,330,000
HSBC Bank PLC	5.330%	1/30/2008	197,000	196,997
ING Bank N.V.	5.550%	12/17/2007	750,000	750,000
ING Bank N.V.	4.940%	1/25/2008	350,000	350,000
ING Bank N.V.	4.940%	1/28/2008	500,000	500,000
ING Bank N.V.	4.850%	2/1/2008	200,000	200,000
ING Bank N.V.	4.790%	2/4/2008	200,000	200,000
KBC Bank N.V.	5.350%	2/19/2008	136,000	136,000
KBC Bank N.V.	5.080%	2/27/2008	380,000	380,000
KBC Bank N.V.	5.070%	2/28/2008	490,000	490,000
Lloyds TSB Bank PLC	4.870%	1/28/2008	500,000	500,000
Lloyds TSB Bank PLC	4.640%	4/2/2008	250,000	250,000
National Australia Bank	4.710%	2/1/2008	495,000	495,000
National Australia Bank	5.030%	2/28/2008	850,000	850,000
National Bank New Zealand Group	5.100%	1/22/2008	492,000	492,000
National Bank New Zealand Group	4.980%	1/25/2008	430,000	430,000
Royal Bank of Scotland PLC	5.480%	3/11/2008	525,000	525,000
Societe Generale	5.100%	12/21/2007	590,000	590,000
Societe Generale	4.850%	2/1/2008	500,000	500,000
Toronto Dominion Bank	4.900%	2/19/2008	780,000	780,000

Total Eurodollar Certificates of Deposit
(Cost $14,339,997)				14,339,997

Other Notes (0.6%)
Bank of America, N.A.
(Cost $570,000)	5.420%	1/22/2008	570,000	570,000

Repurchase Agreements (8.3%)

Banc of America Securities, LLC
(Dated 11/30/2007, Repurchase Value $ 976,370,000,
collateralized by Federal Farm Credit Bank 3.650%-5.970%, 5/28/2008-7/3/2017, Federal Farm Credit Bank
Discount Note, 12/31/2007-11/26/2008, Federal Home Loan Bank 2.750%-6.625%, 2/15/2008-7/15/2036, Federal
Home Loan Bank Discount Note, 12/3/2007-4/10/2008, Federal Home Loan Mortgage Corp. 0.000%-5.500%,
8/1/2009-10/18/2016, Federal Home Loan Mortgage Corp. Discount Note, 8/29/2008-10/14/2008, Federal National
Mortgage Assn. 0.000%-7.250%, 12/5/2007-11/15/2030, and Federal National Mortgage Assn. Discount
Note, 9/2/2008-10/1/2008)	4.550%	12/3/2007	976,000	976,000
Barclays Capital Inc.
(Dated 11/30/2007, Repurchase Value $ 150,057,000,
collateralized by Federal Home Loan Mortgage Corp. 5.000%- 5.125%, 9/16/2008-10/18/2016, and
Federal Home Loan Mortgage Corp. Discount Note, 3/17/2008)	4.540%	12/3/2007	150,000	150,000
Barclays Capital Inc.
(Dated 11/30/2007, Repurchase Value $ 93,485,000,
collateralized by Federal Home Loan Bank 5.250%, 12/24/2008)	4.800%	12/3/2007	93,448	93,448
BNP Paribas Securities Corp.
(Dated 11/30/2007, Repurchase Value $ 488,185,000,
collateralized by Federal Home Loan Mortgage Corp. 6.750%, 3/15/2031, and Federal National Mortgage Assn.
2.500%-6.625%, 6/15/2008-12/15/2010)	4.560%	12/3/2007	488,000	488,000
Citigroup Global Markets, Inc.
(Dated 11/30/2007, Repurchase Value $ 488,185,000,
collateralized by Federal Farm Credit Bank 4.850%, 7/29/2020, Federal Home Loan Bank 3.750%-5.250%,
11/14/2008-8/15/2019, Federal Home Loan Mortgage Corp. 0.000%-6.875%, 10/15/2008-7/15/2031, Federal Home
Loan Mortgage Corp. Discount Note, 12/3/2007, and Federal National Mortgage Assn. 0.000%-6.625%,
2/15/2008-7/15/2037)	4.560%	12/3/2007	488,000	488,000
Credit Suisse Securities (USA), LLC
(Dated 11/30/2007, Repurchase Value $ 976,370,000,
collateralized by Federal Home Loan Bank 5.375%, 5/18/2016, Federal Home Loan Mortgage Corp. 2.750%-5.750%,
3/15/2008-1/19/2016, and Federal National Mortgage Assn. 3.250%-6.000%, 1/15/2008-5/15/2011)	4.550%	12/3/2007	976,000	976,000
Deutsche Bank Securities, Inc.
(Dated 11/30/2007, Repurchase Value $ 971,369,000,
collateralized by Federal Farm Credit Bank 5.300%, 2/6/2017, Federal Home Loan Bank 3.625%-5.250%,
11/14/2008-6/11/2010, Federal Home Loan Mortgage Corp. 4.875%-5.250%, 2/9/2010-7/18/2011, and Federal National
Mortgage Assn. 4.250%-7.125%, 12/3/2007-1/15/2030)	4.560%	12/3/2007	971,000	971,000
Goldman, Sachs & Co.
(Dated 11/30/2007, Repurchase Value $ 937,355,000,
collateralized by Federal Home Loan Bank 2.625%-7.625%, 12/14/2007-3/14/2036, Federal Home Loan Bank
Discount Note, 12/19/2007-7/21/2008, Federal Home Loan Mortgage Corp.3.625%-6.875%, 1/18/2008-3/15/2031,
Federal Home Loan Mortgage Corp. Discount Note, 12/10/2007- 4/28/2008, Federal National Mortgage Assn.
0.000%-8.200%, 12/3/2007-1/15/2030, and Federal National Mortgage Assn. Discount Note, 12/12/2007-10/31/2008)	4.550%	12/3/2007	937,000	937,000
Greenwich Capital Markets, Inc.
(Dated 11/30/2007, Repurchase Value $ 732,278,000,
collateralized by Federal Farm Credit Bank 5.050%-5.410%, 3/29/2018-4/17/2036, Federal Home Loan Bank
2.625%-7.625%, 12/14/2007-11/17/2017, Federal Home Loan Mortgage Corp. 2.750%-7.000%, 2/15/2008-7/15/2032, and
Federal National Mortgage Assn. 2.500%-7.250%, 12/3/2007- 11/15/2030)	4.550%	12/3/2007	732,000	732,000
J.P. Morgan Securities Inc.
(Dated 11/30/2007, Repurchase Value $ 610,231,000,
collateralized by Federal Farm Credit Bank 3.000%-7.375%, 12/3/2007-4/12/2032, Federal Farm Credit Bank
Discount Note, 12/20/2007-12/31/2007, Federal Home Loan Bank 2.750%-7.625%, 12/3/2007-12/8/2017
Federal Home Loan Bank Discount Note, 12/6/2007-7/25/2008, Federal Home Loan Mortgage Corp. 5.250%,
1/12/2009, Federal Home Loan Mortgage Corp. Discount Note, 12/3/2007-9/30/2014, Federal National
Mortgage Assn. 3.875%-8.950%, 12/3/2007-8/6/2038, and Federal National Mortgage Assn.
Discount Note, 12/17/2007-7/10/2012)	4.550%	12/3/2007	610,000	610,000
RBC Capital Markets Corp.
(Dated 11/30/2007, Repurchase Value $ 244,093,000,
collateralized by Federal Home Loan Bank 5.250%, 9/11/2009- 12/9/2022, Federal Home Loan Mortgage Corp.
5.000%-5.125%, 8/14/2008-2/16/2017, Federal Home Loan Mortgage Corp. Discount Note, 11/10/2008, and Federal
National Mortgage Assn. 6.000%, 5/15/2008)	4.560%	12/3/2007	244,000	244,000
Societe Generale
(Dated 11/30/2007, Repurchase Value $ 244,093,000,
collateralized by Federal Home Loan Bank 5.250%, 2/15/2008, Federal Home Loan Bank Discount
Note, 12/7/2007-2/20/2008, Federal Home Loan Mortgage Corp. 5.000%, 6/11/2009, Federal Home Loan
Mortgage Corp. Discount Note, 8/18/2008, and Federal National Mortgage Assn. Discount Note, 4/9/2008)	4.560%	12/3/2007	244,000	244,000
UBS Securities LLC
(Dated 11/30/2007, Repurchase Value $ 1,371,520,000,
collateralized by Federal Home Loan Mortgage Corp. 4.125%- 5.500%, 2/17/2009-11/17/2017, and Federal National
Mortgage Assn. 4.875%, 5/18/2012)	4.550%	12/3/2007	1,371,000	1,371,000

Total Repurchase Agreements
(Cost $8,280,448)				8,280,448

Total Investments (100.4%)
(Cost $100,188,329)				100,188,329

Other Assets and Liabilities-Net (-0.4%)				(387,527)

Net Assets (100%)				99,800,802

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Adjustable-rate note.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2007, the aggregate value of these securities was $11,828,229,000, representing 11.9% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Federal Money Market Fund Schedule of Investments November 30, 2007
	Yield [1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (88.9%)

[2,3] Federal Farm Credit Bank	5.104%	1/7/2008	75,000	74,994
[2,3] Federal Home Loan Bank	5.385%	12/5/2007	70,000	69,996
[2,3] Federal Home Loan Bank	5.544%	12/17/2007	350,000	349,919
[2,3] Federal Home Loan Bank	5.438%	12/19/2007	150,000	149,983
[2,3] Federal Home Loan Bank	5.447%	12/19/2007	150,000	149,965
[2,3] Federal Home Loan Bank	5.060%	12/24/2007	75,000	74,982
[2,3] Federal Home Loan Bank	5.933%	1/24/2008	300,000	299,897
[2] Federal Home Loan Bank	5.135%	1/30/2008	29,776	29,527
[2] Federal Home Loan Bank	4.393%-5.135%	2/6/2008	297,000	294,541
[2] Federal Home Loan Bank	4.995%	2/8/2008	52,600	52,107
[2] Federal Home Loan Bank	5.098%	2/11/2008	87,000	86,135
[2,3] Federal Home Loan Bank	4.829%	2/18/2008	70,000	70,000
[2] Federal Home Loan Bank	4.955%	2/20/2008	31,681	31,336
[2] Federal Home Loan Bank	5.024%	2/22/2008	37,900	37,472
[2] Federal Home Loan Bank	4.989%	2/29/2008	39,000	38,525
[2] Federal Home Loan Bank	4.874%	3/5/2008	204,027	201,464
[2] Federal Home Loan Mortgage Corp.	5.194%-5.195%	12/6/2007	378,677	378,412
[2,3] Federal Home Loan Mortgage Corp.	5.030%	12/27/2007	535,000	534,723
[2,3] Federal Home Loan Mortgage Corp.	5.071%	12/31/2007	500,000	499,839
[2] Federal Home Loan Mortgage Corp.	5.143%	1/14/2008	36,190	35,968
[2] Federal Home Loan Mortgage Corp.	5.099%-5.138%	1/22/2008	68,300	67,807
[2] Federal Home Loan Mortgage Corp.	5.098%	1/28/2008	28,400	28,172
[2] Federal Home Loan Mortgage Corp.	4.382%-4.387%	2/4/2008	290,865	288,587
[2] Federal Home Loan Mortgage Corp.	4.938%-5.022%	2/19/2008	103,399	102,288
[2] Federal Home Loan Mortgage Corp.	4.987%	2/25/2008	19,072	18,850
[2] Federal Home Loan Mortgage Corp.	4.990%-5.111%	3/3/2008	230,000	227,101
[2] Federal Home Loan Mortgage Corp.	4.988%	3/20/2008	40,715	40,111
[2] Federal Home Loan Mortgage Corp.	5.098%	3/31/2008	92,048	90,547
[2] Federal Home Loan Mortgage Corp.	4.609%-4.666%	4/7/2008	161,910	159,288
[2] Federal Home Loan Mortgage Corp.	4.247%-4.258%	5/12/2008	183,334	179,877
[2] Federal Home Loan Mortgage Corp.	4.819%	5/30/2008	74,999	73,250
[2] Federal National Mortgage Assn.	5.200%	1/11/2008	406,394	404,038
[2] Federal National Mortgage Assn.	5.134%	1/16/2008	86,628	86,072
[2] Federal National Mortgage Assn.	5.170%	1/23/2008	16,921	16,795
[2] Federal National Mortgage Assn.	4.385%-4.395%	1/30/2008	405,599	402,664
[2] Federal National Mortgage Assn.	4.388%-5.137%	2/6/2008	146,615	145,311
[2] Federal National Mortgage Assn.	4.939%-4.958%	2/20/2008	170,315	168,467
[2] Federal National Mortgage Assn.	4.606%	4/2/2008	19,996	19,688
[2] Federal National Mortgage Assn.	4.600%-4.667%	4/9/2008	275,000	270,493
[2] Federal National Mortgage Assn.	4.333%	5/7/2008	50,000	49,070
[2] Federal National Mortgage Assn.	4.248%	5/14/2008	392,000	384,526
[2] Federal National Mortgage Assn.	4.255%	5/16/2008	47,749	46,826
[2] Federal National Mortgage Assn.	4.186%	5/21/2008	183,153	179,603
[2] Federal National Mortgage Assn.	4.195%-4.205%	5/28/2008	385,886	378,071

Total U.S. Agency Obligations
(Cost $7,287,287)				7,287,287

Repurchase Agreements (18.0%)

Banc of America Securities, LLC
(Dated 11/30/2007, Repurchase Value $195,074,000,
collateralized Federal Home Loan Bank Discount Note,
2/15/2008-2/29/2008, and Federal Home Loan Mortgage
Corp. Discount Note, 9/15/2008)	4.550%	12/3/2007	195,000	195,000
Barclays Capital Inc
(Dated 11/30/2007, Repurchase Value $110,042,000,
collateralized by Federal Home Loan Mortgage Corp.
6.625%, 9/15/2009, Federal Home Loan Mortgage Corp.
Discount Note, 3/3/2008, and Federal National
Mortgage Assn. Discount Note, 1/9/2008)	4.540%	12/3/2007	110,000	110,000
BNP Paribas Securities Corp.
(Dated 11/30/2007, Repurchase Value $97,037,000,
collateralized by Federal National Mortgage Assn.
6.625%, 9/15/2009)	4.560%	12/3/2007	97,000	97,000
Citigroup Global Markets, Inc.
(Dated 11/30/2007, Repurchase Value $97,037,000,
collateralized by Federal Home Loan Bank 5.375%,
6/11/2010 and Federal Home Loan Mortgage Corp. 5.125%,
10/18/2016)	4.560%	12/3/2007	97,000	97,000
Credit Suisse Securities (USA) LLC
(Dated 11/30/2007, Repurchase Value $195,074,000,
collateralized by Federal Home Loan Mortgage Corp.
4.750%, 11/17/2015-1/19/2016)	4.550%	12/3/2007	195,000	195,000
Deutsche Bank Securities, Inc.
(Dated 11/30/2007, Repurchase Value $122,046,000,
collateralized by Federal Home Loan Bank Discount Note
1/10/2008, Federal Home Loan Mortgage Corp. 3.375%,
4/15/2009, and Federal National Mortgage Assn. 4.250%,
5/15/2009)	4.560%	12/3/2007	122,000	122,000
Goldman, Sachs & Co.
(Dated 11/30/2007, Repurchase Value $26,048,000,
collateralized by Federal Home Loan Bank 4.500%,
11/15/2012, and Federal National Mortgage Assn.
4.250%, 8/15/2010)	4.550%	12/3/2007	26,038	26,038
Greenwich Capital Markets, Inc.
(Dated 11/30/07, Repurchase Value $146,055,000,
collateralized by Federal Home Loan Bank 4.500-6.500,
3/5/2008-11/13/2009, and Federal Home Loan Mortgage
Corp. 5.750%, 3/15/2009)	4.550%	12/3/2007	146,000	146,000
J.P. Morgan Securities Inc.
(Dated 11/30/2007, Repurchase Value $122,046,000,
collateralized by Federal Farm Credit Bank 4.500%-5.500%,
1/5/2009-4/13/2015, Federal Home Loan Bank 4.375%-5.375%,
6/18/2008-5/15/2019, Federal Home Loan Bank Discount
Note, 12/12/2007-7/11/2008, Federal Home Loan Mortgage
Corp. Discount Note, 5/30/2008-6/28/2013,and Federal
National Mortgage Assn. Discount Note, 3/3/2008-2/28/2014)	4.550%	12/3/2007	122,000	122,000
RBC Capital Markets Corp.
(Dated 11/30/2007, Repurchase Value $48,018,000,
collateralized by Federal Farm Credit Bank 3.000%,
12/17/2007, Federal Home Loan Bank 3.000%-5.125%,
9/12/2008-11/17/2017, Federal Home Loan Bank Discount
Note, 12/10/2007-8/13/2008, Federal Home Loan Mortgage
Corp. 4.125%-7.000%, 10/15/2008-11/17/2017, Federal
National Mortgage Assn. 4.125%-7.250%, 1/15/2009-6/12/2017,
and Federal National Mortgage Assn. Discount Note,
12/3/2007-1/18/2008)	4.560%	12/3/2007	48,000	48,000
Societe Generale
(Dated 11/30/2007, Repurchase Value $48,018,000,
collateralized by Federal Home Loan Bank Discount Note,
2/20/2008)	4.560%	12/3/2007	48,000	48,000
UBS Securities LLC
(Dated 11/30/2007, Repurchase Value $270,147,000,
collateralized by Federal Home Loan Mortgage Corp.
4.500%-7.000%, 3/15/2009-3/15/2031, and Federal National
Mortgage Assn. 2.500%-5.250%, 6/15/2008-9/15/2012)	4.550%	12/3/2007	270,045	270,045

Total Repurchase Agreements
(Cost $1,476,083)				1,476,083

Total Investments (106.9%)
(Cost $8,763,370)				8,763,370

Other Assets and Liabilities—Net (-6.9%)				(563,806)

Net Assets (100%)				8,199,564

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Adjustable-rate note.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 17, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.